Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other receivables [abstract]
Summary of Trade and Other Receivables

	2025	2024
	$m	$m
Current
Trade receivables	698	651
Other receivables	49	41
Prepayments	86	93
	833	785

Non-current
Finance lease receivables	7	12
Other receivables	7	5
Prepayments	5	18
	19	35

Summary of Allowance for Expected Credit Losses

			2025			2024
	Gross	Credit loss allowance	Net	Gross	Credit loss allowance	Net
	$m	$m	$m	$m	$m	$m
Not past due	400	–	400	384	–	384
Past due 1 to 30 days	105	(5)	100	90	(4)	86
Past due 31 to 90 days	81	(6)	75	80	(5)	75
Past due 91 to 180 days	59	(10)	49	53	(8)	45
Past due 181 to 360 days	59	(19)	40	66	(19)	47
Past due more than 361 days	144	(110)	34	98	(84)	14
	848	(150)	698	771	(120)	651

	2025	2024
Movement in the allowance for expected credit losses	$m	$m
At 1 January	(120)	(106)
Impairment loss	(20)	(16)
System Fund impairment loss	(19)	(9)
Amounts written off	13	8
Exchange and other adjustments	(4)	3
At 31 December	(150)	(120)